SHARE CAPITAL (Tables)	12 Months Ended
Aug. 31, 2024
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2022	3,666,671	$ 3.45
Granted	1,358,000	$ 2.36
Forfeited	(170,167)	$ 3.20
Exercised	(60,667)	$ 1.81
Options outstanding at August 31, 2023	4,793,837	$ 3.17
Granted	589,950	$ 1.52
Cancelled	(937,000)	$ 6.25
Expired	(647,169)	$ 2.61
Options outstanding at August 31, 2024	3,799,618	$ 2.19

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number Outstanding at August 31, 2024	Number Exercisable at August 31, 2024	Exercise Price in CAD	Average Remaining Contractual Life (Years)
99,000	99,000	$3.90	1.94
42,000	28,000	$3.40	2.06
21,000	14,000	$2.52	2.50
1,113,000	371,000	$2.37	3.09
1,120,000	746,667	$2.32	2.29
200,000	50,000	$2.28	3.69
614,668	614,668	$1.81	0.14
589,950	-	$1.52	4.09
3,799,618	1,923,335		2.52

Disclosure of assumptions used in valuing stock options granted [Table Text Block]
Period ended	August 31, 2024	August 31, 2023
Risk-free interest rate	4.48%	3.45%
Expected life of options	4.1 years	3.9 years
Annualized volatility[1]	79%	89%
Forfeiture rate	0.9%	0.6%
Dividend rate	0.0%	0.0%
[1]The Company uses its historical volatility as the basis for the expected volatility assumption in the Black Scholes option pricing model.